Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2030 Fund
December 31, 2021
AFF30-NPRT3-0322
1.811336.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $1,059,930)	1,060,000	1,059,943

Domestic Equity Funds - 34.5%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	9,033,870	149,149,189
Fidelity Advisor Series Growth Opportunities Fund (c)	7,313,568	102,755,631
Fidelity Advisor Series Small Cap Fund (c)	4,701,781	68,175,830
Fidelity Series All-Sector Equity Fund (c)	5,406,651	64,339,152
Fidelity Series Commodity Strategy Fund (c)	17,758,616	72,632,739
Fidelity Series Large Cap Stock Fund (c)	12,488,255	237,151,968
Fidelity Series Large Cap Value Index Fund (c)	1,648,145	25,645,135
Fidelity Series Opportunistic Insights Fund (c)	6,683,476	138,615,289
Fidelity Series Small Cap Opportunities Fund (c)	5,636,024	84,089,477
Fidelity Series Stock Selector Large Cap Value Fund (c)	10,740,043	151,004,998
Fidelity Series Value Discovery Fund (c)	9,308,483	154,241,570
TOTAL DOMESTIC EQUITY FUNDS (Cost $894,745,481)		1,247,800,978

International Equity Funds - 31.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	5,231,574	76,014,775
Fidelity Series Emerging Markets Fund (c)	3,860,756	40,576,541
Fidelity Series Emerging Markets Opportunities Fund (c)	17,357,077	364,845,752
Fidelity Series International Growth Fund (c)	10,216,515	195,339,759
Fidelity Series International Small Cap Fund (c)	2,769,786	59,245,730
Fidelity Series International Value Fund (c)	17,497,720	195,449,536
Fidelity Series Overseas Fund (c)	13,563,168	195,309,618
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $828,585,411)		1,126,781,711

Bond Funds - 33.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	721,707	7,253,154
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	8,099,455	82,047,478
Fidelity Series Emerging Markets Debt Fund (c)	2,091,285	18,967,953
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	673,130	6,354,343
Fidelity Series Floating Rate High Income Fund (c)	388,388	3,596,469
Fidelity Series High Income Fund (c)	2,372,709	22,635,648
Fidelity Series Inflation-Protected Bond Index Fund (c)	6,381,240	67,513,523
Fidelity Series International Credit Fund (c)	183,076	1,816,115
Fidelity Series International Developed Markets Bond Index Fund (c)	6,781,321	66,660,384
Fidelity Series Investment Grade Bond Fund (c)	66,314,029	770,569,018
Fidelity Series Long-Term Treasury Bond Index Fund (c)	16,194,342	137,975,797
Fidelity Series Real Estate Income Fund (c)	1,161,868	13,628,715
TOTAL BOND FUNDS (Cost $1,176,617,013)		1,199,018,597

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	2,615,329	2,615,852
Fidelity Series Government Money Market Fund 0.08% (c)(e)	33,873,318	33,873,318
Fidelity Series Short-Term Credit Fund (c)	968,665	9,706,020
TOTAL SHORT-TERM FUNDS (Cost $46,200,642)		46,195,190

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,947,208,477)	3,620,856,419
NET OTHER ASSETS (LIABILITIES) - 0.0%	(462,644)
NET ASSETS - 100.0%	3,620,393,775

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	25	Mar 2022	1,532,875	9,081	9,081

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $399,994.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	3,332,299	8,525,519	9,241,966	715	-	-	2,615,852	0.0%
Total	3,332,299	8,525,519	9,241,966	715	-	-	2,615,852

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	149,529,963	39,142,559	42,156,945	25,829,169	4,670,851	(2,037,239)	149,149,189
Fidelity Advisor Series Growth Opportunities Fund	103,996,741	37,848,560	25,186,918	23,894,671	1,840,433	(15,743,185)	102,755,631
Fidelity Advisor Series Small Cap Fund	67,650,819	14,895,884	12,526,994	12,001,103	3,660,728	(5,504,607)	68,175,830
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	30,525,683	23,203,419	57,537	(98,079)	28,969	7,253,154
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	82,722,452	1,206,353	523,524	(9,232)	540,611	82,047,478
Fidelity Series All-Sector Equity Fund	63,929,868	11,992,084	13,368,345	9,186,548	1,860,582	(75,037)	64,339,152
Fidelity Series Canada Fund	59,860,681	14,408,648	6,738,222	1,636,490	237,470	8,246,198	76,014,775
Fidelity Series Commodity Strategy Fund	95,042,520	34,973,135	44,614,720	30,064,201	(4,523,928)	(8,244,268)	72,632,739
Fidelity Series Emerging Markets Debt Fund	18,409,545	2,406,549	1,802,391	656,577	(71,132)	25,382	18,967,953
Fidelity Series Emerging Markets Debt Local Currency Fund	5,920,666	1,201,343	384,552	243,762	(8,024)	(375,090)	6,354,343
Fidelity Series Emerging Markets Fund	43,613,936	7,557,907	6,569,609	1,316,568	560,536	(4,586,229)	40,576,541
Fidelity Series Emerging Markets Opportunities Fund	395,593,052	98,467,464	60,472,880	41,641,942	6,824,093	(75,565,977)	364,845,752
Fidelity Series Floating Rate High Income Fund	3,630,840	295,515	357,500	120,764	(6,232)	33,846	3,596,469
Fidelity Series Government Money Market Fund 0.08%	60,525,573	17,474,355	44,126,610	31,612	-	-	33,873,318
Fidelity Series High Income Fund	21,420,125	2,439,480	1,595,492	929,534	368	371,167	22,635,648
Fidelity Series Inflation-Protected Bond Index Fund	192,943,059	19,233,503	148,848,163	5,836,706	10,665,824	(6,480,700)	67,513,523
Fidelity Series International Credit Fund	1,781,187	45,948	-	45,948	-	(11,020)	1,816,115
Fidelity Series International Developed Markets Bond Index Fund	-	67,487,665	503,447	41,774	(1,990)	(321,844)	66,660,384
Fidelity Series International Growth Fund	167,745,684	38,576,148	21,883,826	15,140,130	764,393	10,137,360	195,339,759
Fidelity Series International Small Cap Fund	53,159,585	8,453,271	4,484,027	6,912,574	1,311,017	805,884	59,245,730
Fidelity Series International Value Fund	167,560,003	47,799,281	25,195,619	9,497,989	1,297,138	3,988,733	195,449,536
Fidelity Series Investment Grade Bond Fund	712,021,525	110,935,131	57,978,283	12,748,525	(699,232)	6,289,877	770,569,018
Fidelity Series Large Cap Stock Fund	233,493,403	35,681,125	39,490,049	21,425,325	3,887,005	3,580,484	237,151,968
Fidelity Series Large Cap Value Index Fund	25,200,199	2,664,525	3,770,706	1,509,524	596,708	954,409	25,645,135
Fidelity Series Long-Term Treasury Bond Index Fund	93,652,657	54,595,881	18,375,312	2,115,135	(2,721,337)	10,823,908	137,975,797
Fidelity Series Opportunistic Insights Fund	138,635,127	32,447,638	38,465,187	21,934,492	5,983,821	13,890	138,615,289
Fidelity Series Overseas Fund	168,025,490	29,196,649	25,873,592	5,610,648	2,164,061	21,797,010	195,309,618
Fidelity Series Real Estate Income Fund	13,136,561	849,198	1,164,961	483,904	28,276	779,641	13,628,715
Fidelity Series Short-Term Credit Fund	12,395,858	4,401,443	6,904,621	187,346	(60,165)	(126,495)	9,706,020
Fidelity Series Small Cap Opportunities Fund	83,495,484	27,421,002	15,253,838	21,173,203	1,578,175	(13,151,346)	84,089,477
Fidelity Series Stock Selector Large Cap Value Fund	147,872,038	29,888,281	25,803,288	19,824,651	3,259,769	(4,211,802)	151,004,998
Fidelity Series Value Discovery Fund	151,375,272	23,401,893	27,389,917	12,581,308	3,770,431	3,083,891	154,241,570
	3,451,617,461	929,430,200	745,695,786	305,203,184	46,762,328	(64,933,579)	3,617,180,624

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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